Loans and Financial Liabilities - Ocean and Expedition Ship Financing - Additional Information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loan	$ 2,043,773	$ 2,010,392
Currency gain (loss)	$ 31,542	(20,815)	$ (35,035)
Charter Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	144 months
SACE Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	12 years
Percentage of insurance policy to lenders covering of principal and interest of facility amount	100.00%
Maximum percentage of newbuild's contract price	80.00%
Financing facility loan description	All loans that are part of the SACE Financing are for up to 80% of the newbuild’s contract price, including certain change orders, plus 100% of the Export Credit Agency premium (the “Facility”).
SACE Financing | Neptune Loan
Disclosure of detailed information about borrowings [line items]
Loan | €				€ 316.6	€ 316.6
Currency gain (loss)	$ 36,700	(9,700)	(20,000)
Net increase (decrease) to loan balances	(36,700)	9,700	$ 20,000
SACE Financing | Saturn Loan
Disclosure of detailed information about borrowings [line items]
Loan | €				€ 316.6
Currency gain (loss)		(9,700)
Net increase (decrease) to loan balances		$ 9,700
SACE Financing | Vela Loan
Disclosure of detailed information about borrowings [line items]
Loan	$ 401,000